UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

                 (Address of principal executive offices)                     (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2007

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2007

WISDOM FUND

November 30, 2007

(Unaudited)

INSTITUTIONAL CLASS SHARES

INVESTOR CLASS SHARES

CLASS B SHARES

CLASS C SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

Investment in the Fund is subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), industry concentration risk and other risks as set forth in the Fund’s prospectus. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com  or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2008.

For More Information on Your Wisdom Fund:

See Our Web site @ www.wisdomfund.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class Shares	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$964.60	$7.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.10	$7.97

Investor Class Shares	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$963.40	$8.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.85	$9.22

Class B Shares	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$960.10	$12.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.10	$12.98

Class C Shares	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$959.60	$12.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.10	$12.98

* Expenses are equal to the Fund’s six month expense ratio (1.58% for the Institutional Class, 1.83% for the Investor Class, 2.58% for Class B and Class C) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 366 (to reflect the semi-annual period)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 92.73%				Engineering & Construction - 0.55%
				*	Foster Wheeler Ltd.	1,000	$ 149,000
Apparel - 2.51%
*	Deckers Outdoor Corporation	1,000	$ 144,170	Foods - 3.58%
	Nike, Inc. - Cl. B	8,200	538,330	µ	Cadbury Schweppes PLC	6,500	335,205
			682,500		Dean Foods Company	2,000	49,880
Auto Parts & Equipment - 0.36%					Kraft Foods, Inc.	1,000	34,550
	WABCO Holdings, Inc.	2,063	96,878		Sysco Corporation	8,666	281,732
					Wm. Wrigley Jr. Company	4,250	272,000
Banks - 7.49%							973,367
	Bank of America Corporation	4,000	184,520	Hand/Machine Tools - 1.15%
	M&T Bank Corporation	2,030	184,649		Kennametal Inc.	4,000	312,200
	U.S. Bancorp	3,000	99,270
	Wells Fargo Company	48,444	1,571,039	Health Care Products - 1.49%
			2,039,478		Johnson & Johnson	6,000	406,440
Beverages - 11.75%
	Anheuser-Busch Companies Inc.	2,700	142,344	Health Care Services - 1.12%
µ	Cia de Bebidas das Americas	1,000	75,080	*	Five Star Quality Care, Inc.	4	35
µ	Diageo PLC	3,000	271,740		UnitedHealth Group, Inc.	4,000	220,000
µ	Fomento Economico			*	Wellpoint, Inc.	1,000	84,210
	Mexicano SA de CV	6,000	194,400				304,245
	Molson Coors Brewing Co.	1,000	53,840	Household Products/Wares - 0.41%
	PepsiCo Inc.	5,000	385,900		Church & Dwight Co., Inc.	2,000	112,240
	The Coca-Cola Company	33,430	2,076,003
			3,199,307	Insurance - 12.72%
Building Materials - 1.37%					IPC Holdings, Ltd.	3,000	88,680
	Trane Inc.	6,190	227,235	*	Markel Corporation	3,100	1,494,665
*	USG Corp	4,000	146,760	*	Validus Holdings Limited	2,600	64,740
			373,995		Wesco Financial Corporation	386	166,752
Chemicals - 1.61%					White Mountains Insurance Group Ltd. 3,200		1,648,000
	The Sherwin-Williams Company	6,970	437,925				3,462,837
				Iron/Steel - 0.58%
Commercial Services - 2.43%				µ	POSCO	1,000	157,870
*	Iron Mountain Incorporated	4,275	155,952
	Moody's Corporation	13,410	505,021	Media - 6.57%
			660,973	*	Comcast Corporation - Cl. A	9,250	189,995
Cosmetics & Personal Care - 6.06%				*	EchoStar Communications Corp. 2,000		86,200
	The Procter & Gamble Company 22,295		1,649,830		Gannett Co., Inc.	4,298	157,951
					The McGraw-Hill Companies, Inc. 1,000		49,080
Diversified Financial Services - 9.04%					The Washington Post
	American Express Company	41,750	2,462,415		Company - Cl. B	1,620	1,306,530
							1,789,756
Electric - 3.28%
	Allegheny Energy, Inc.	6,900	419,175
	FPL Group, Inc.	6,800	474,368
			893,543				(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				EXCHANGE TRADED FUNDS - 0.98%

Miscellaneous Manufacturer - 0.72%				*	CurrencyShares Japanese Yen
	General Electric Company	2,000	$ 76,580		Trust	2,000	$ 179,700
	Ingersoll-Rand Co. Ltd.	1,000	51,640		UltraShort QQQ ProShares	2,300	87,906
	Textron Inc.	1,000	69,050
			197,270	Total Exchange Traded Funds (Cost $301,583)			267,606
	Oil & Gas - 0.64%
	ConocoPhillips	2,164	173,207	INVESTMENT COMPANY - 8.01%
					Lehman Brothers Institutional Liquidity Funds - Prime Portfolio,
	Pharmaceuticals - 0.17%				4.88%
µ	Sanofi-Aventis	1,000	47,460		(Cost $2,180,992)	2,180,992	2,180,992

	Pipelines - 0.62%			Total Investments (Cost $21,852,953) - 101.72%			$ 27,694,940
	Williams Partners LP	4,100	168,633	Liabilities in Excess of Other Assets - (1.72%)			(468,747)

	Retail - 7.50%			Net Assets - 100.00%			$ 27,226,193
*	CarMax, Inc.	3,000	68,610
*	Chipotie Mexican Grill, Inc.	1,000	133,150	*	Non-income producing investment.
	Costco Wholesale Corporation	6,500	438,100	µ	American Depositary Receipt.
	McDonald's Corporation	7,000	409,290
	The Home Depot, Inc.	7,000	199,920	The following acronyms are used in this portfolio:
	Wal-Mart Stores, Inc.	10,100	483,790	LP - Limited Partner
	Yum! Brands, Inc.	8,300	308,345	PLC - Public Limited Company (British)
			2,041,205	SA de CV - Convertible Securities (Mexican)
	Software - 0.74%
	MasterCard, Inc.	1,000	200,650

	Textiles - 6.35%
*	Mohawk Industries, Inc.	21,495	1,729,058

	Transportation - 1.92%
	Burlington Northern Santa Fe
	Corp.	3,000	250,560
	Union Pacific Corp.	1,000	126,140
	United Parcel Service Inc. - Cl. B	2,000	147,360
			524,060

Total Common Stocks (Cost $19,370,378)			25,246,342

				(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2007

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Apparel	2.51%	$ 682,500
Auto Parts & Equipment	0.36%	96,878
Banks	7.49%	2,039,478
Beverages	11.75%	3,199,307
Building Materials	1.37%	373,995
Chemicals	1.61%	437,925
Commercial Services	2.43%	660,973
Cosmetics & Personal Care	6.06%	1,649,830
Diversified Financial Services	9.04%	2,462,415
Electric	3.28%	893,543
Engineering & Construction	0.55%	149,000
Exchange Traded Funds	0.98%	267,606
Foods	3.58%	973,367
Hand/Machine Tools	1.15%	312,200
Health Care Products	1.49%	406,440
Health Care Services	1.12%	304,245
Household Products/Wares	0.41%	112,240
Insurance	12.72%	3,462,837
Investment Company	8.01%	2,180,992
Iron/Steel	0.58%	157,870
Media	6.57%	1,789,756
Miscellaneous Manufacturer	0.72%	197,270
Oil & Gas	0.64%	173,207
Pharmaceuticals	0.17%	47,460
Pipelines	0.62%	168,633
Retail	7.50%	2,041,205
Software	0.74%	200,650
Textiles	6.35%	1,729,058
Transportation	1.92%	524,060
Total	101.72%	$ 27,694,940

WISDOM FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2007

Assets:
Investments, at value (cost $21,852,953)	$27,694,940
Cash	3
Receivables:
Investments sold	489,129
Fund shares sold	1,376
Dividends	63,270
Prepaid expenses
Fund accounting fees (note 2)	4,500
Compliance service fees(note 2)	683
Other expenses	11,993
Total assets	28,265,894
Liabilities:
Payables:
Investments purchased	994,100
Fund shares repurchased	208
Accrued expenses	45,393
Total liabilities	1,039,701

Net Assets	$27,226,193
Net Assets Consist of:
Capital	$17,870,219
Accumulated net investment loss	(70,826)
Undistributed net realized gain on investments	3,584,813
Net unrealized appreciation on investments	5,841,987
Total Net Assets	$27,226,193

Institutional Class Shares Outstanding, no par value (unlimited shares authorized)	343,343
Net Assets - Institutional Class Shares	$4,675,174
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$13.62

Investor Class Shares Outstanding, no par value (unlimited shares authorized)	426,846
Net Assets - Investor Class Shares	$5,728,807
Net Asset Value, Redemption Price Per Share	$13.42
Maximum Offering Price Per Share (Net Asset Value ÷ 0.97)	$13.84

Class B Shares Outstanding, no par value (unlimited shares authorized)	824,319
Net Assets - Class B Shares	$10,504,701
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$12.74

Class C Shares Outstanding, no par value (unlimited shares authorized)	492,910
Net Assets - Class C Shares	$6,317,511
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (b)	$12.82

(a)	Contingent deferred sales charge for Class B Shares is imposed on proceeds redeemed within a six year period.
(b)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

WISDOM FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2007

Investment Income:
Dividends	$253,759
Foreign withholding tax	(618)

Total Income	253,141

Expenses:
Advisory fees (note 2)	71,804
Administration fees (note 2)	17,951
Transfer agent fees(note 2)	18,610
Fund accounting fees (note 2)	28,436
Compliance service fees(note 2)	3,875
Custody fees (note 2)	4,622
Distribution and service fees - Investor Class Shares(note 3)	7,699
Distribution and service fees - Class B Shares (note 3)	55,316
Distribution and service fees - Class C Shares (note 3)	33,846
Registration and filing administration fees (note 2)	18,000
Legal fees	13,650
Audit and tax preparation fees	7,751
Registration and filing expenses	23,692
Printing expenses	3,601
Trustee fees and meeting expenses	2,882
Securities pricing fees	2,707
Other operating expenses	9,525

Total Expenses	323,967

Net Investment Loss	(70,826)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	1,871,021
Change in unrealized appreciation on investments	(3,016,870)

Realized and Unrealized Loss on Investments	(1,145,849)

Net Decrease in Net Assets Resulting from Operations	$(1,216,675)

See Notes to Financial Statements

WISDOM FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period or fiscal year ended	2007	2007 (a)

Operations:
Net investment loss	$(70,826)	$(137,443)
Net realized gain from investment transactions	1,871,021	2,476,306
Change in unrealized appreciation on investments	(3,016,870)	3,066,193

Net (Decrease) Increase in Net Assets Resulting from Operations	(1,216,675)	5,405,056

Distributions to Shareholders: (note 5)
Net realized gain from investment transactions -Institional Class Shares	-	(346,967)
Net realized gain from investment transactions - Investor Class Shares	-	(541,871)
Net realized gain from investment transactions -Class B Shares	-	(1,005,307)
Net realized gain from investment transactions - Class C Shares	-	(563,120)

Decrease in Net Assets Resulting from Distributions	-	(2,457,265)

Capital Share Transactions: (note 6)
Institutional Class Shares
Shares sold	28,530	283,217
Reinvested dividends and distributions	-	343,498
Shares repurchased	(54,166)	(622,038)
Investor Class Shares
Shares sold	292,778	663,518
Reinvested dividends and distributions	-	482,053
Shares repurchased	(1,142,886)	(6,094,445)
Class B Shares
Shares sold	52,553	223,906
Reinvested dividends and distributions	-	962,137
Shares repurchased	(1,217,416)	(2,962,318)
Class C Shares
Shares sold	48,475	525,483
Reinvested dividends and distributions	-	546,216
Shares repurchased	(851,883)	(2,275,303)
Decrease from Capital Share Transactions	(2,844,015)	(7,924,076)

Net Decrease in Net Assets	(4,060,690)	(4,976,285)

Net Assets:
Beginning of Period	31,286,883	36,263,168
End of Period	$27,226,193	$31,286,883

Accumulated Net Investment Loss	$(70,826)	$-

(a) Audited.

See Notes to Financial Statements

WISDOM FUND

Financial Highlights
	Institutional Class Shares
For a share outstanding during	November 30,		May 31,
the six month period or fiscal year ended	2007 (e)		2007	2006	2005

Net Asset Value, Beginning of Period	$ 14.12		$ 12.74	$ 13.16	$ 12.62
(Loss) Income from Investment Operations
Net investment (loss) income	0.02		0.03	0.16 (c)	0.08
Net realized and unrealized gain (loss) on
investment and foreign currency translation	(0.52)		2.42	0.19	0.63
Total from Investment Operations	(0.50)		2.45	0.35	0.71
Less Distributions:
Dividends (from net investment income)	-		-	(0.05)	-
Distributions (from capital gains)	-		(1.07)	(0.72)	(0.17)
Total Distributions	-		(1.07)	(0.77)	(0.17)
Net Asset Value, End of Period	$ 13.62		$ 14.12	$ 12.74	$ 13.16
Total return	(3.54)%		19.82%	2.63%	5.65%
Net Assets, End of Period (in thousands)	$ 4,675		$ 4,875	$ 4,386	$ 5,090
Average Net Assets for the Period (in thousands)	$ 4,717		$ 4,531	$ 4,762	$ 4,953
Ratios of:
Gross Expenses to Average Net Assets (b)	1.58%	(d)	1.48%	1.28%	1.23%
Net Expenses to Average Net Assets (b)	1.58%	(d)	1.48%	1.28%	1.23%
Net Investment Income (Loss) to Average Net Assets	0.18%	(d)	0.24%	1.05%	0.60%
Portfolio turnover rate	10.79%		10.72%	19.03%	41.99%

	Investor Class Shares
For a share outstanding during	November 30,		May 31,
the fiscal Period ended May 31,	2007 (e)		2007	2006	2005

Net Asset Value, Beginning of Period	$ 13.94		$ 12.62	$ 13.07	$ 12.57
(Loss) Income from Investment Operations
Net investment (loss) income	0.03		0.00	0.15 (c)	0.05
Net realized and unrealized gain (loss) on
investment and foreign currency translation	(0.55)		2.39	0.17	0.62
Total from Investment Operations	(0.52)		2.39	0.32	0.67
Less Distributions:
Dividends (from net investment income)	-		-	(0.05)	-
Distributions (from capital gains)	-		(1.07)	(0.72)	(0.17)
Total Distributions	-		(1.07)	(0.77)	(0.17)
Net Asset Value, End of Period	$ 13.42		$ 13.94	$ 12.62	$ 13.07
Total return (a)	(3.73)%		19.54%	2.45%	5.36%
Net Assets, End of Period (in thousands)	$ 5,729		$ 6,837	$ 11,061	$19,177
Average Net Assets for the Period (in thousands)	$ 6,142		$ 7,787	$ 13,734	$20,625
Ratios of:
Gross Expenses to Average Net Assets (b)	1.83%	(d)	1.73%	1.53%	1.48%
Net Expenses to Average Net Assets (b)	1.83%	(d)	1.73%	1.53%	1.48%
Net Investment (Loss) Income to Average Net Assets	(0.07)%	(d)	(0.01)%	0.81%	0.34%
Portfolio turnover rate	10.79%		10.72%	19.03%	41.99%
(a)	Total return does not reflect payment of a sales charge.
(b)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
	and after any waivers and reimbursements (net expense ratio).
(c)	No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.
(d)	Annualized.
(e)	Unaudited.
See Notes to Financial Statements (Continued)

WISDOM FUND

Financial Highlights
Institutional Class Shares		Class B Shares
May 31,		November 30,		May 31,
2004	2003	2007 (e)		2007	2006	2005	2004	2003

$ 11.12	$ 11.54	$ 13.28		$ 12.16	$ 12.72	$ 12.33	$ 10.97	$ 11.50

0.02	(0.03)	(0.05)		(0.10)	0.00	(c) (0.05)	(0.10)	(0.10)

1.48	(0.39)	(0.49)		2.29	0.22	0.61	1.46	(0.43)
1.50	(0.42)	(0.54)		2.19	0.22	0.56	1.36	(0.53)

-	-	-		-	(0.06)	-	-	-
-	-	-		(1.07)	(0.72)	(0.17)	-	-
-	-	-		(1.07)	(0.78)	(0.17)	-	-
$ 12.62	$ 11.12	$ 12.74		$ 13.28	$ 12.16	$ 12.72	$ 12.33	$ 10.97
13.49%	(3.64)%	(4.07)%		18.59%	1.66%	4.56%	12.40%	(4.61)%
$ 4,811	$ 4,229	$10,505		$12,154	$ 12,842	$ 14,660	$ 14,871	$12,796
$ 4,452	$ 3,862	$11,033		$12,288	$ 13,845	$ 15,060	$ 14,097	$ 8,738

1.29%	1.67%	2.58%	(d)	2.48%	2.28%	2.23%	2.29%	2.66%
1.29%	1.62%	2.58%	(d)	2.48%	2.28%	2.23%	2.29%	2.62%
0.14%	(0.25)%	(0.82)%	(d)	(0.76)%	0.07%	(0.41)%	(0.86)%	(1.27)%
20.41%	9.28%	10.79%		10.72%	19.03%	41.99%	20.41%	9.28%

Investor Class Shares				Class C Shares
May 31,		November 30,		May 31,
2004	2003	2007 (e)		2007	2006	2005	2004	2003

$ 11.10	$ 11.56	$ 13.36		$ 12.22	$ 12.78	$ 12.38	$ 11.01	$ 11.54

(0.01)	(0.04)	(0.06)		(0.10)	0.00 (c)	(0.05)	(0.09)	(0.09)

1.48	(0.42)	(0.48)		2.31	0.21	0.62	1.46	(0.44)
1.47	(0.46)	(0.54)		2.21	0.21	0.57	1.37	(0.53)

-	-	-		-	(0.05)	-	-	-
-	-	-		(1.07)	(0.72)	(0.17)	-	-
-	-	-		(1.07)	(0.77)	(0.17)	-	-
$ 12.57	$ 11.10	$ 12.82		$ 13.36	$ 12.22	$ 12.78	$ 12.38	$ 11.01
13.24%	(3.98)%	(4.04)%		18.66%	1.60%	4.63%	12.44%	(4.59)%
$19,789	$ 13,825	$ 6,318		$ 7,421	$ 7,975	$ 9,681	$ 8,682	$ 5,635
$17,326	$ 8,861	$ 6,751		$ 7,158	$ 9,139	$ 9,212	$ 6,972	$ 3,560

1.54%	1.91%	2.58%	(d)	2.48%	2.28%	2.23%	2.29%	2.66%
1.54%	1.87%	2.58%	(d)	2.48%	2.28%	2.23%	2.29%	2.62%
(0.11)%	(0.53)%	(0.82)%	(d)	(0.76)%	0.07%	(0.39)%	(0.86)%	(1.27)%
20.41%	9.28%	10.79%	10.72%		19.03%	41.99%	20.41%	9.28%

See Notes to Financial Statements

WISDOM FUND

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Wisdom Fund (the “Fund”) is a series fund. The Fund is part of the New Providence Investment Trust (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Wisdom Fund commenced operations February 16, 1999. The investment objective of the Fund is to seek maximum total returns consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions.

The Board of Trustees of the Trust (the “Trustees”) approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes – Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

(Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to Atlanta Investment Counsel, LLC (the “Advisor”) based upon the annual rate of 0.50% of the first $500 million of the Fund’s average daily net assets and 0.40% of all assets over $500 million.

The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund’s Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan. There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue. The Fund may, at a later date, reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years provided that the Fund has reached a sufficient asset size to permitsuch reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.75%, as stated above. For the fiscal years ended 2005, 2006 and 2007, there were no waived or reimbursed expenses.

During the fiscal year ended May 31, 2006, the Advisor reimbursed the Fund $10,752 for certain trading errors.

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided on the following page. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided on the following page.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. For the six month period ended November 30, 2007, the Distributor retained sales charges in the amount of $914.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

(Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)

Administration Fees (a)		Custody Fees (b)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Over $100 Million	0.125% 0.100% 0.075%	First $100 Million Over $100 Million	0.020% 0.009%	$4,500	All Assets	0.01%	$150 per state per class
(a)	Subject to a minimum fee of $2,000 per month.
(b)	Subject to a minimum fee of $400 per month.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the Investor Class Shares, Class B Shares and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares or 1.00% per annum of the average daily net assets of the Class B or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts. The Fund incurred $7,699, $55,316, and $33,846, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the six month period ended November 30, 2007.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) are shown in the table below:

Purchases of Securities	Proceeds from Sales of Securities
$2,980,293	$6,909,626

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended November 30, 2007.

5.	Federal Income Tax

The information in the tables below represent: (1) tax components of capital as of May 31, 2007, (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of November 30, 2007, and (3) characterization of distributions for federal income tax purposes for the fiscal years ended May 31, 2007 and 2006.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Net Tax Appreciation
$ -	$1,713,792	$ -	$8,858,858

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of November 30, 2007 are noted below.

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$21,852,953	$6,397,976	$(555,989)	$5,841,987

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment

(Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)

losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be re-classified against capital.

For the fiscal year ended	Distributions from
	Ordinary Income	Long-Term Capital Gains
May 31, 2007 (a)	$ -	$2,457,265
May 31, 2006 (a)	$167,292	$2,247,227

(a) Audited.

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (tax years ended December 31, 1999–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

6.	Capital Share Transactions

For the six month period or fiscal year ended	Institutional Class		Investor Class
	November 30,	May 31,	November 30,	May 31,
	2007	2007 (a)	2007	2007 (a)
Transactions in Capital Shares
Shares sold	2,104	21,404	21,653	50,334
Reinvested distributions	-	25,964	-	36,910
Shares repurchased	(3,958)	(46,349)	(85,420)	(473,407)
Net (Decrease) Increase in Capital Shares	(1,854)	1,019	(63,767)	(386,163)
Shares Outstanding, Beginning of Period	345,197	344,178	490,613	876,776
Shares Outstanding, End of Period	343,343	345,197	426,846	490,613
For the six month period or fiscal year ended	Class B		Class C
	November 30,	May 31,	November 30,	May 31,
	2007	2007 (a)	2007	2007 (a)
Transactions in Capital Shares
Shares sold	4,088	17,745	3,791	40,663
Reinvested distributions	-	77,032	-	43,454
Shares repurchased	(94,813)	(236,068)	(66,348)	(181,203)
Net Decrease in Capital Shares	(90,725)	(141,291)	(62,557)	(97,086)
Shares Outstanding, Beginning of Period	915,044	1,056,335	555,467	652,553
Shares Outstanding, End of Period	824,319	915,044	492,910	555,467

(a) Audited.

7.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value measurements and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for the fiscal period.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

(Continued)

WISDOM FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov .

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov , or is available, without charge, upon request, by calling the fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Renewal of Advisory Agreement

The Investment Adviser supervises the Fund’s investments pursuant to an Investment Advisory Agreement (“Advisory Agreement”). During the Fund’s most recent fiscal half-year, the Advisory Agreement came up for renewal. The Trust’s Board of Trustees unanimously approved the continuation of the Advisory Agreement for another year at a Board Meeting on October 23, 2007.

In considering whether to approve the continuation of the Advisory Agreement, the Board reviewed and considered such information as the Board deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Investment Adviser to the Fund; (ii) the investment performance of the Fund and the Investment Adviser, (iii) the costs of the services to be provided and profits to be realized by the Investment Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors; (v) the Investment Adviser’s practices regarding brokerage and portfolio transactions; and (vi) possible conflicts of interest.

To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the Advisory Agreement and Expense Limitation Agreement for the Fund; the Investment Adviser’s Form ADV; a memorandum from the Investment Adviser to the Board including information about the Investment Adviser, its business, its finances, its personnel, its services to the Fund; comparative expense ratio and fee information for other mutual funds with the strategy similar to the Fund (the “Adviser Memorandum”); and a memorandum from Kilpatrick Stockton LLP (counsel to the Trust) to the Board regarding considerations relevant to a review of investment advisory contracts by investment company trustees.

In considering the nature, extent, and quality of the services provided by the Investment Adviser, the Board reviewed the services being provided by the Investment Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Board noted that the Trust’s principal executive officer, principal financial officer, president, treasurer, and chief compliance officer was an employee of the Investment Adviser and serves the Trust without additional compensation. After reviewing the foregoing information and further information in the memorandum from the Adviser (e.g., descriptions of the Investment Adviser’s business and the Investment Adviser’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Investment Adviser were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and the Investment Adviser, the Board compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and sizes managed by other investment advisers, and comparable peer group indices. The Board also considered the consistency of the Investment Adviser’s management of the Fund with its investment objective and policies. After reviewing the short and long-term investment performance of the Fund, the Investment Adviser’s experience managing the Fund, the fact that the Investment Adviser has no other clients other than the Fund, the Investment Adviser’s historical investment performance, and other factors, the

WISDOM FUND

Additional Information (Unaudited)

Board concluded that the investment performance of the Fund and the Investment Adviser were satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Investment Adviser and its affiliates from the relationship with the Fund, the Board considered the Investment Adviser’s staffing, personnel, and methods of operating; the Investment Adviser’s compliance policies and procedures; the financial condition of the Investment Adviser; the level of commitment to the Fund and the Investment Adviser by the principals of the Investment Adviser; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Investment Adviser on behalf of the Fund. The Board reviewed the financial statements for the Investment Adviser and discussed the financial stability and profitability of the firm. The Board reviewed the Fund’s expense limitation agreement (“Expense Limitation Agreement”) with the Investment Adviser, and discussed the Investment Adviser’s prior fee waivers under the Expense Limitation Agreement. The Board also considered potential benefits for the Investment Adviser in managing the Fund, including promotion of the Investment Adviser’s name, the ability for the Investment Adviser to place small accounts into the Fund, and the potential for the Investment Adviser to generate soft dollars from certain of the Fund’s trades. The Board then compared the fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund, and the nature of its investment strategy, among other factors. With respect to the Fund, the Board determined that the Fund’s expense ratio and management fees were lower than some of these comparable funds and higher than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Investment Adviser by the Fund were fair and reasonable.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefits of the Fund’s investors, the Board considered that the Fund’s fee arrangements with the Investment Adviser involved both the management fee and the Expense Limitation Agreement. The Board noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows. The Board noted that the Fund’s shareholders would receive benefits from the Expense Limitation Agreement if the Fund’s assets were to decrease or the Fund’s expenses were to increase beyond the cap set by the Expense Limitation Agreement. The Board noted that the Fund’s shareholders also benefited from economies of scale under the Fund’s agreements with service providers other than the Investment Adviser. Following further discussion of the Fund’s asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements were fair and reasonable.

In considering the Investment Adviser’s practices regarding brokerage and portfolio transactions, the Board reviewed the Investment Adviser’s standards, and performance in utilizing those standards, for seeking best execution for the Fund’s portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Investment Adviser; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”). After further review and discussion, the Board determined that the Investment Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Fund, currently a single individual; the basis of decisions to buy or sell securities for the Fund and/or the Investment Adviser’s other accounts should the Investment Adviser accumulate other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Investment Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Investment Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Trust’s independent trustees, approved the renewal of the Advisory Agreement.

Wisdom Fund

is a series of

The New Providence Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	Atlanta Investment Counsel, LLC
116 South Franklin Street	3717 Haddon Hall Road, NW
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803-0365	Atlanta, Georgia 30327

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-877-352-0020

World Wide Web @:	World Wide Web @:

nottinghamco.com	wisdomfund.com

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)                 /s/ C. Douglas Davenport

  C. Douglas Davenport

  President, Treasurer, Principal Executive

  Officer and Principal Financial Officer

Date: January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)                 /s/ C. Douglas Davenport

  C. Douglas Davenport

  President, Treasurer, Principal Executive

  Officer and Principal Financial Officer

  New Providence Investment Trust

Date: January 24, 2008